Derivatives - Credit Default Swaps Positions Outstanding at End of Year (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional	€ 3,606	€ 4,466
Fair value	92	51
CDSs [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional	3,606	4,466
Fair value	€ 92	€ 51